SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Intangible Assets (Details)	Dec. 31, 2025
Minimum | Customer Relationships
Finite-Lived Intangible Assets [Line Items]
Estimated useful life (in years)	7 years
Minimum | Permit Application Fees
Finite-Lived Intangible Assets [Line Items]
Estimated useful life (in years)	1 year
Maximum | Customer Relationships
Finite-Lived Intangible Assets [Line Items]
Estimated useful life (in years)	8 years
Maximum | Permit Application Fees
Finite-Lived Intangible Assets [Line Items]
Estimated useful life (in years)	2 years